UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moon Capital Management LP
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Address:   499 Park Avenue
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           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Moon
           -------------------------------------------------------
Title:     Managing Member of JWM Capital LLC, its general partner

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Phone:     (212) 652-4500
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John W. Moon             New York, NY                  5/15/08
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:        $139,175
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name
     1             028-12268                   JWM Capital LLC
     2             028-12267                   John W. Moon
---------          ------------              -----------------------------


Moon Capital Management, LP -FORM 13F Information Table as of 3/31/2008

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

                               TITLE OF                                                                                VOTING
NAME OF ISSUER                 CLASS             CUSIP      VALUE               SH/ PUT/    INVESTMENT   OTHER      AUTHORITY
                                                           (x$1000)    QTY      PRN CALL    DISCRETION  MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ARACRUZ CELULOSE SA             SPON ADR PFD   038496204   2,462       34,000   SH            DEFINED    1,2        39,700
ADVANCED SEMICONDUCTOR ENGR     SPONSORED ADR  00756M404   1,832      359,200   SH            DEFINED    1,2       359,200
AIRMEDIA GROUP                  SPONSORED ADR  009411109     615       37,200   SH            DEFINED    1,2        37,200
BORGWARNER INC                  COM            099724106   2,129       47,200   SH            DEFINED    1,2        47,200
BRIGHTPOINT INC                 COM NEW        109473405   1,308      150,050   SH            DEFINED    1,2       150,050
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD   204412100   8,891      296,449   SH            DEFINED    1,2       401,813
ENTROPIC COMMUNICATIONS INC     COM            29384R105     276       65,000   SH            DEFINED    1,2        39,500
FEDEX CORP                      COM            31428X106   9,173       93,875   SH            DEFINED    1,2        93,598
GIANT INTERACTIVE GROUP INC     ADR            374511103     897       70,900   SH  PUT       DEFINED    1,2        70,900
GOODYEAR TIRE & RUBR CO         COM            382550101   6,820      252,961   SH            DEFINED    1,2       413,300
GRAVITY CO LTD                  SPONSORED ADR  38911N107   2,449    1,943,864   SH            DEFINED    1,2     1,943,864
HIMAX TECHNOLOGIES INC          SPONSORED ADR  43289P106   1,108      230,406   SH            DEFINED    1,2        10,000
ISHARES TR                      MSCI EMERG MK  464287234   2,121       15,200   SH            DEFINED    1,2        15,200
JA SOLAR HOLDINGS CO            SPON ADR       466090107     566       30,000   SH            DEFINED    1,2        50,000
JOHNSON CONTROLS INC            COM            478366107   4,743      134,904   SH            DEFINED    1,2       188,231
MARVELL TECHNOLOGY GROUP        ORD            G5876H105     833       75,000   SH            DEFINED    1,2        51,900
MICROCHIP TECHNOLOGY INC        COM            595017104   1,194       35,000   SH            DEFINED    1,2        72,141
MICRON TECHNOLOGY INC           COM            595112103  27,907    4,651,213   SH            DEFINED    1,2     4,651,213
MICROSOFT CORP                  COM            594918104   4,277      145,000   SH            DEFINED    1,2       145,000
NOVELLUS SYS INC                COM            670008101   1,263       60,000   SH  CALL      DEFINED    1,2        60,000
NUCOR CORP                      COM            670346105   1,915       27,631   SH            DEFINED    1,2        27,631
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VT  71654V101   4,207       48,500   SH            DEFINED    1,2        55,000
QIMONDA AG                      SPONSORED ADR  746904101   1,763      430,000   SH            DEFINED    1,2       333,538
QUALCOMM INC                    COM            747525103     844       20,000   SH            DEFINED    1,2        25,500
RENESOLA LTD                    SPONS ADS      75971T103   1,464      131,055   SH            DEFINED    1,2       131,055
SANDISK CORP                    COM            80004C101   4,497      181,551   SH            DEFINED    1,2       181,551
SANDISK CORP                    COM            80004C101  25,673    1,137,500   SH  CALL      DEFINED    1,2     1,137,500
SILICON MOTION TECHNOLOGIES CO  SPONSORED ADR  82706C108   1,922      125,840   SH            DEFINED    1,2       125,840
TAM SA                          SP ADR REP PF  87484d103     984       50,000   SH            DEFINED    1,2        50,000
TERNIUM SA                      SPON ADR       880890108   9,402      250,787   SH            DEFINED    1,2       313,619
TRINA SOLAR LIMITED             SPON ADR       89628E104     820      251,948   SH            DEFINED    1,2       251,948
VOTORANTIM CELULOSE E PAPEL SA  SPON ADR       92906P106   4,820      160,173   SH            DEFINED    1,2       253,156




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